COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Details) oz in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2018 AUD ($) $ / oz oz
Macassa, Taylor, Holt, Holloway Mines
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	0.50%
Maud Creek Gold Project
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Ad valorem return, royalty percentage	1.00%
Royalty obligation terms, minimum gold production (in ounces) | oz	250
Gross royalty percentage obligation on gold production	1.00%
Royalty obligation payments on gold production (in AUD per ounce) | $ / oz	5
Contractual capital commitments | $	$ 2
Franco‑Nevada Canada Holdings Corp. | Macassa Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	1.50%
Triple Flag | Fosterville Gold Mine Pty Ltd.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	2.00%
Bottom of range | Holloway mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	6.00%
Bottom of range | Holt Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	3.00%
Bottom of range | Franco‑Nevada Canada Holdings Corp. | Taylor Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	1.00%
Top of range | Holloway mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	8.00%
Top of range | Holt Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	10.00%
Top of range | Franco‑Nevada Canada Holdings Corp. | Taylor Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	2.00%
Middle of range | Holt Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	9.00%